Shareholder Report, Holdings (Details) - C000249919 [Member]	Oct. 31, 2024 [1]
U S Treasury Bill 4 73 11 19 24 [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
U S Treasury Bill 4 66 12 03 24 [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
U S Treasury Bill 5 37 11 05 24 [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
U S Treasury Bill 4 78 11 12 24 [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%

[1]	Excludes money market funds.